Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
Schedule of Pre-Tax Income (Loss)	The Company’s pre-tax income (loss) is derived from the following tax jurisdictions:
	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
PRC	$13,391,249	$8,637,772	$(180,032)
HK	40,368	(30)	(2,136)
Cayman	-446,917	(988,396)	(83,073)
Income (loss) before income taxes	$12,984,700	$7,649,346	$(265,241)

Schedule of Provision for Income Tax	The provision for income tax consisted of the following:
	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
Current income tax expense	$847,448	$1,098,087	$—
Deferred income tax benefit	—	—	—
Income tax provision	$847,448	$1,098,087	$—

Schedule of Reconciles the Statutory Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the years ended September 30,
	2024	2023	2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax rate (a)	(23.2)%	(14.2)%	(11.6)%
Effect of tax rate in a foreign jurisdiction	1.1%	3.2%	(7.8%
Additional deduction for R&D expenses	(2.2)%	(1.0)%	—%
Non-deductible expenses	0.0%	0.1%	(10.6)%
Operating income offset loss carryforward	—%	—%	—%
Change of tax rate	0.2%	—%	—%
Change in valuation allowance	5.6%	1.2%	5.0%
Effective tax rate	6.5%	14.3%	(0.0)%

(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2024 and 2023. Kashi Mofy is eligible for a preferential tax rate of 9%, and Zhejiang Mofy is eligible for a preferential tax rate of 5% in 2024. For the years ended September 30, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $3,007,791 and $1,086,519, respectively, and per share effect of the favorable tax rate (after stock reverse split) were $1.58 and $0.65, respectively.

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities were as follows:
	As of September 30,
	2024	2023
	US$	US$
Provision for doubtful debt	$90,495	$110,374
Tax loss carry forwards	719,659	70,341
Excess marketing and advertising expense (15%)	10,687	—
Operating lease liabilities	86,057	133,489
Total deferred tax assets	906,898	314,204
Less: Valuation allowance	(806,319)	(162,974)
Total deferred tax assets, net of valuation allowance	$100,579	$151,230

Schedule of Net Operating Loss Carry Forward	As of September 30, 2024, the Company has total of net operating loss carry forward of approximately $5.2 million in the PRC that expires from 2025 through 2029.
	As of September 30,
	2024	2023
	US$	US$
Right of use assets	$100,579	$151,230
Total deferred tax liabilities	100,579	151,230
Total deferred tax assets, net	$—	$—

Schedule of Roll Forward of Valuation Allowance of Deferred Tax Assets	The roll forward of valuation allowance of deferred tax assets were as follows:
	As of September 30,
	2024	2023
	US$	US$
Balance as of beginning of year	$(162,974)	$(76,368)
Additions of valuation allowance	(738,271)	(134,811)
Reductions of valuation allowance	6,178	43,249
Exchange difference	88,748	4,956
Balance as of end of year	$(806,319)	$(162,974)

Schedule of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:
	As of September 30,
	2024	2023
	US$	US$
Balance as of beginning of year	$1,066,949	$—
Increase related to prior year tax positions	26,252	5,639
Increase related to current year tax positions	847,448	1,061,310
Balance as of end of year	$1,940,649	$1,066,949

Schedule of Tax Payable	The tax payable consisted of the following:
	As of September 30,
	2024	2023
	US$	US$
VAT payable	$93,278	$487,744
Corporate income tax payable	1,940,649	1,066,949
Other tax	1,726	366
Tax payable	$2,035,653	$1,555,059